Leases	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Leases [Abstract]
LEASES

NOTE 7: LEASES

As of January 31, 2025, the Company maintains two leases classified as operating leases. The Company recognized right of use assets and lease liabilities pursuant to these leases. Leases with an initial term of 12 months or less or leases that are immaterial are not included on the condensed consolidated balance sheets. The lease liability was calculated at the commencement date of each lease by discounting the future payments using the Company’s incremental borrowing rate of 10%.

The Company leases its office and manufacturing facility. In addition, as of January 31, 2025 and October 31, 2024, the Company maintained four leases with an initial term of 12 months or less. These leases combine for approximately $17,000 and $31,500 of lease expense for the three months ending January 31, 2025 and 2024, respectively.

The lease for the manufacturing facility commenced on June 1, 2022 and has a term of five years. For the first year the monthly lease payments were $36,000. The monthly lease payments are subject to an annual increase of 3%.

The office lease commenced on September 1, 2023 and has a term of two years. The rent is fixed at $3,909 for the term of the lease.

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of January 31, 2025 were as follows:

2025	$494,835
2026	481,496
2027	162,072
Total future minimum lease payments	$1,138,403
Less imputed interest	(125,887)
Total operating lease liability	$1,012,516

The Company recognized rent expense pursuant to these leases on the straight-line basis in accordance with the guidance in ASC 842. The Company recognized rent expense of $100,019 for the three months ended January 31, 2025 and 2024, related to these leases, which is included within facilities expense on the condensed consolidated statements of operations.

NOTE 7: LEASES

As of October 31, 2024, the Company maintains two leases classified as operating leases. The Company recognized right of use assets and lease liabilities pursuant to these leases. Leases with an initial term of 12 months or less or leases that are immaterial are not included on the consolidated balance sheets. The lease liability was calculated at the commencement date of each lease by discounting the future payments using the Company’s incremental borrowing rate of 10%.

The Company leases its office and manufacturing facility. In addition, as of October 31, 2024 and 2023, the Company maintained four leases with an initial term of 12 months or less. These leases combine for approximately $126,000 of lease expense for the years ending October 31, 2024 and 2023, respectively.

The lease for the manufacturing facility commenced on June 1, 2022 and has a term of five years. For the first year the monthly lease payments were $36,000. The monthly lease payments are subject to an annual increase of 3%.

The office lease commenced on September 1, 2023 and has a term of two years. The rent is fixed at $3,909 for the term of the lease.

	10/31/2024	10/31/2023	10/31/2022
Weighted average remaining lease term (in years)	2.53	3.50	4.50
Weighted average discount rate (%)	10%	10%	10%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of October 31, 2024 were as follows:

Years ending October 31,
2025	$503,124
2026	477,956
2027	283,626
2028	—
2029	—
Total future minimum lease payments	$1,264,706
Less imputed interest	(152,859)
Total operating lease liability	$1,111,847

The Company recognized rent expense pursuant to these leases on the straight-line basis in accordance with the guidance in ASC 842. The Company recognized rent expense of $400,075, $364,779, and $149,050 for the years ended October 31, 2024, 2023, and 2022, respectively, related to these leases, which is included within facilities expense on the consolidate statements of operations.